Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income tax expense
Schedule of current tax expense

	Year ended	Year ended	Year ended
(in thousands)	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Current tax expense	US $	US $	US $
U.K. corporation taxes	—	—	—
Overseas taxes	9	22	—
	9	22	—

Schedule of reconciliation of effective tax rate

(in thousands)	2018	2017	2016
Reconciliation of effective tax rate:	US $	US $	US $
Loss on ordinary activities before taxation	(13,976)	(44,788)	(40,324)
U.K. Corporation tax at 19%	921	(1,571)	(450)
Overseas tax at higher rate	(3,953)	(7,669)	(12,955)
Effects of:
Unrecognized losses	(3,032)	(9,240)	(13,405)
Other adjustments-overseas taxes	9	22	—
Total tax charge	9	22	—